SCHEDULE OF FINANCE LEASE ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Finance lease assets	$ 267,284	$ 267,284
Accumulated depreciation	(258,506)	(192,928)
Finance lease assets, net of accumulated depreciation	$ 8,778	$ 74,356